Land Use Right	6 Months Ended
Jun. 30, 2026
Land Use Right [Abstract]
Land Use Right
7.	Land Use Right

	As of
	June 30, 2026	December 31, 2025
Land use right	$423,611	$426,326
Less: Accumulated amortization	(89,917)	(86,471)
Land use right, net	$333,694	$339,855

Amortization expense for the following years is as follows:

Amortization Expense
2026	$3,996
2027	7,992
2028	7,992
2029	7,992
2030	7,992
Thereafter	297,730
Total amortization expense	$333,694